Quarterly Holdings Report
for
Fidelity® U.S. Multifactor ETF
October 31, 2023
USM-NPRT1-1223
1.9898257.103
Common Stocks - 99.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	14,219	218,973
Interactive Media & Services - 5.7%
Alphabet, Inc. Class A (a)	11,083	1,375,179
Meta Platforms, Inc. Class A (a)	2,391	720,337
		2,095,516
Media - 1.6%
Comcast Corp. Class A	6,222	256,906
Fox Corp. Class A	3,615	109,860
Omnicom Group, Inc.	1,491	111,691
TEGNA, Inc.	6,560	95,186
		573,643
TOTAL COMMUNICATION SERVICES		2,888,132
CONSUMER DISCRETIONARY - 10.3%
Hotels, Restaurants & Leisure - 3.2%
Booking Holdings, Inc. (a)	140	390,538
McDonald's Corp.	1,722	451,457
Yum! Brands, Inc.	2,504	302,633
		1,144,628
Household Durables - 3.7%
Lennar Corp. Class A	2,729	291,130
Meritage Homes Corp.	2,139	243,889
NVR, Inc. (a)	51	276,044
PulteGroup, Inc.	3,944	290,239
Taylor Morrison Home Corp. (a)	6,499	249,042
		1,350,344
Specialty Retail - 3.4%
AutoZone, Inc. (a)	139	344,321
O'Reilly Automotive, Inc. (a)	383	356,359
The Home Depot, Inc.	1,861	529,808
		1,230,488
TOTAL CONSUMER DISCRETIONARY		3,725,460
CONSUMER STAPLES - 6.3%
Food Products - 0.7%
The Hershey Co.	1,388	260,042
Household Products - 3.5%
Colgate-Palmolive Co.	4,546	341,496
Kimberly-Clark Corp.	2,561	306,398
Procter & Gamble Co.	4,026	604,021
		1,251,915
Personal Care Products - 0.1%
Kenvue, Inc.	2,235	41,571
Tobacco - 2.0%
Altria Group, Inc.	8,185	328,791
Philip Morris International, Inc.	4,408	393,017
		721,808
TOTAL CONSUMER STAPLES		2,275,336
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
ConocoPhillips Co.	3,523	418,532
Coterra Energy, Inc.	10,675	293,563
Exxon Mobil Corp.	6,324	669,395
Valero Energy Corp.	2,534	321,818
		1,703,308
FINANCIALS - 13.9%
Banks - 0.9%
First Citizens Bancshares, Inc.	228	314,809
Financial Services - 6.0%
Essent Group Ltd.	6,456	304,981
MasterCard, Inc. Class A	1,602	602,913
MGIC Investment Corp.	18,683	314,622
Radian Group, Inc.	11,973	303,396
Visa, Inc. Class A	2,860	672,386
		2,198,298
Insurance - 7.0%
Arch Capital Group Ltd. (a)	4,545	393,961
Chubb Ltd.	1,985	426,021
Everest Re Group Ltd.	937	370,696
Reinsurance Group of America, Inc.	2,345	350,507
RLI Corp.	2,422	322,707
The Travelers Companies, Inc.	2,132	356,982
Unum Group	6,622	323,816
		2,544,690
TOTAL FINANCIALS		5,057,797
HEALTH CARE - 13.4%
Biotechnology - 6.3%
AbbVie, Inc.	3,213	453,611
Amgen, Inc.	1,515	387,386
Biogen, Inc. (a)	1,012	240,390
Gilead Sciences, Inc.	4,272	335,523
Regeneron Pharmaceuticals, Inc. (a)	404	315,076
United Therapeutics Corp. (a)	1,058	235,786
Vertex Pharmaceuticals, Inc. (a)	915	331,331
		2,299,103
Pharmaceuticals - 7.1%
Bristol-Myers Squibb Co.	5,790	298,359
Eli Lilly & Co.	1,254	694,628
Johnson & Johnson	3,509	520,525
Merck & Co., Inc.	4,576	469,955
Pfizer, Inc.	11,956	365,375
Royalty Pharma PLC	8,044	216,142
		2,564,984
TOTAL HEALTH CARE		4,864,087
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	977	444,183
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	2,909	317,808
Building Products - 0.7%
Builders FirstSource, Inc. (a)	2,499	271,191
Electrical Equipment - 0.8%
Atkore, Inc. (a)	2,266	281,618
Machinery - 2.7%
Allison Transmission Holdings, Inc.	5,937	299,344
Mueller Industries, Inc.	8,874	334,639
Snap-On, Inc.	1,308	337,386
		971,369
Professional Services - 2.0%
Automatic Data Processing, Inc.	1,771	386,468
Paychex, Inc.	3,059	339,702
		726,170
TOTAL INDUSTRIALS		3,012,339
INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.9%
Cisco Systems, Inc.	6,521	339,940
Electronic Equipment, Instruments & Components - 1.2%
Arrow Electronics, Inc. (a)	1,186	134,504
Badger Meter, Inc.	913	126,496
Jabil, Inc.	1,455	178,674
		439,674
IT Services - 2.6%
Accenture PLC Class A	1,041	309,271
Akamai Technologies, Inc. (a)	1,703	175,971
Amdocs Ltd.	1,742	139,639
Cognizant Technology Solutions Corp. Class A	2,527	162,916
VeriSign, Inc. (a)	780	155,735
		943,532
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	1,225	192,729
Applied Materials, Inc.	1,763	233,333
Broadcom, Inc.	549	461,912
Cirrus Logic, Inc. (a)	1,866	124,891
Diodes, Inc. (a)	1,663	108,228
KLA Corp.	415	194,926
Skyworks Solutions, Inc.	1,476	128,028
		1,444,047
Software - 11.9%
Adobe, Inc. (a)	702	373,506
Cadence Design Systems, Inc. (a)	886	212,507
Dolby Laboratories, Inc. Class A	1,705	138,003
Fair Isaac Corp. (a)	192	162,407
Fortinet, Inc. (a)	2,517	143,897
Microsoft Corp.	7,331	2,478,680
Oracle Corp.	2,690	278,146
SPS Commerce, Inc. (a)	894	143,344
Synopsys, Inc. (a)	470	220,637
VMware, Inc. Class A (a)	1,109	161,526
		4,312,653
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	14,455	2,468,480
TOTAL INFORMATION TECHNOLOGY		9,948,326
MATERIALS - 2.7%
Chemicals - 0.9%
CF Industries Holdings, Inc.	4,138	330,130
Metals & Mining - 1.8%
Nucor Corp.	2,104	310,950
Steel Dynamics, Inc.	3,198	340,619
		651,569
TOTAL MATERIALS		981,699
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Public Storage	1,295	309,129
VICI Properties, Inc.	11,540	321,966
WP Carey, Inc.	5,133	275,385
		906,480
UTILITIES - 2.5%
Gas Utilities - 1.2%
National Fuel Gas Co.	8,623	439,342
Multi-Utilities - 1.3%
Consolidated Edison, Inc.	5,369	471,345
TOTAL UTILITIES		910,687
TOTAL COMMON STOCKS (Cost $35,664,381)		36,273,651

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (b) (Cost $6,639)	6,638	6,639

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $35,671,020)	36,280,290
NET OTHER ASSETS (LIABILITIES) - 0.1% (c)	45,505
NET ASSETS - 100.0%	36,325,795

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	2	Dec 2023	42,123	(848)	(848)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c)	Includes $4,480 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	18,721	584,947	597,029	383	-	-	6,639	0.0%
Total	18,721	584,947	597,029	383	-	-	6,639

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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